Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Contract revenue	$ 9,979	$ 8,341	$ 8,688
Grant revenue	7,409	3,427	1,119
Total revenue	17,388	11,768	9,807
Operating expenses:
General and administrative expenses	57,199	49,440	59,358
Research and development expenses	110,471	81,859	85,848
Operating income/(loss)	(150,282)	(119,531)	(135,399)
Other income/(expense):
Gain on deconsolidation	0	0	264,409
Gain/(loss) on investments held at fair value	179,316	232,674	(37,863)
Loss realized on sale of investments	20,925	54,976	0
Gain on loss of significant influence	0	0	445,582
Other income/(expense)	1,592	1,035	39
Other income/(expense)	159,983	178,732	672,167
Finance income/(costs):
Finance income	214	1,183	4,362
Finance costs – contractual	(4,771)	(2,946)	(2,576)
Finance income/(costs) – fair value accounting	9,606	(4,351)	(46,475)
Finance income/(costs) – subsidiary preferred shares	0	0	(1,458)
Net finance income/(costs)	5,050	(6,115)	(46,147)
Share of net income/(loss) of associates accounted for using the equity method	(73,703)	(34,117)	30,791
Impairment of investment in associate	0	0	42,938
Income/(loss) before taxes	(58,953)	18,969	478,474
Taxation	(3,756)	(14,401)	(112,409)
Income/(Loss) for the year	(62,709)	4,568	366,065
Other comprehensive income/(loss):
Foreign currency translation differences	0	469	(10)
Total other comprehensive income/(loss)	0	469	(10)
Total comprehensive income/(loss) for the year	(62,709)	5,037	366,055
Income/(loss) attributable to:
Owners of the Company	(60,558)	5,985	421,144
Non-controlling interests	(2,151)	(1,417)	(55,079)
Comprehensive income/(loss) attributable to:
Owners of the Company	(60,558)	6,454	421,134
Non-controlling interests	$ (2,151)	$ (1,417)	$ (55,079)
Earnings/(loss) per share:
Basic earnings (loss) per share	$ (0.21)	$ 0.02	$ 1.49
Diluted earnings (loss) per share	$ (0.21)	$ 0.02	$ 1.44